SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions for Stock Options) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Forfeiture rate	10.00%	10.00%
Suboptimal exercise multiple	1.41	1.41
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	27.72%	36.86%
Risk-free interest	0.61%	0.24%
Contractual term	5 years	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	46.02%	50.05%
Risk-free interest	1.59%	2.16%
Contractual term	7 years	7 years